PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS
6. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2016	2017
Spare parts	$5,732,914	$6,308,655
Prepaid value added tax (“VAT”)	1,808,141	627,463
Prepaid insurance fee	259,650	333,425
Others	226,962	913,024
Total	$8,027,667	$8,182,567